                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

  This Amendment (Check only one.): [  ] is a restatement.

                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advent International Corporation
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Address:            75 State Street
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                    Boston, MA  02109
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13F File Number:  28-   6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                Janet L. Hennessy
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Title:               Vice President and Treasurer
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Phone:               (617) 951-9447
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Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                   Boston, MA             April 26, 2005
----------------------------------     ----------             ----------------
      [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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      FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       None
                                                   ----------------

Form 13F Information Table Entry Total:                   8
                                                   ----------------

Form 13F Information Table Value Total:            $    478,340
                                                    ---------------
                                                      (thousands)

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                           FORM 13F INFORMATION TABLE


           COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  --------  -----------  --------  --------------------  ----------  --------  ------------------------
                                TITLE                  VALUE     SHRS OR    SH/PUT   INVESTMENT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER        OF CLASS   CUSIP       (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------------  --------  -----------  --------  ----------  --------  ----------  --------  ------------------------
ANADYS PHARMACEUTICALS, INC.    COMMON  03252Q-40-8     2,757     374,584                  SOLE               374,584
ASPEN TECHNOLOGY, INC.          COMMON  045327-10-3   170,570  30,030,000                  SOLE            30,030,000
EXELIXIS                        COMMON  30161Q-10-4     5,921     873,304                  SOLE               873,304
GFI GROUP, INC.                 COMMON  361652-20-9    80,921   3,016,074                  SOLE             3,016,074
KIRKLAND'S INC.                 COMMON  497498-10-5    69,749   6,306,407                  SOLE             6,306,407
MTI TECHNOLOGY, CORP.           COMMON  553903-10-5     6,152   4,156,512                  SOLE             4,156,512
STEREOTAXIS, INC.               COMMON  85916J-10-2     7,548     973,996                  SOLE               973,996
TELESYSTEMS INTERNATIONAL
  WIRELESS, INC.                COMMON  879946-60-6   134,722   8,834,240                  SOLE             8,834,240

                                                      478,340